Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues		$ 801,662	$ 518,986	$ 533,297
Expenses
Compensation and benefits		504,364	374,332	349,819
Equity-based compensation		96,330	24,815	193,299
Total compensation and benefits		600,694	399,147	543,118
Professional fees		41,891	42,880	39,265
Technology and infrastructure		28,355	27,281	27,070
Rent and occupancy		26,406	27,958	27,802
Travel and related expenses		6,261	5,725	19,656
General, administrative and other expenses		16,982	15,060	15,653
Depreciation and amortization		14,489	15,531	15,852
Total expenses		735,078	533,582	688,416
Operating income (loss)		66,584	(14,596)	(155,119)
Non-operating income (expenses)
Related party income		7,516	9,263	8,810
Other income (expense)		761	185	108
Change in fair value of warrant liabilities		(4,897)	0	0
Loss on extinguishment of debt		(39,408)	0	0
Interest expense		(7,606)	(15,741)	(15,395)
Total non-operating income (expenses)		(43,634)	(6,293)	(6,477)
Income (loss) before income taxes		22,950	(20,889)	(161,596)
Income tax benefit (expense)		(18,927)	(3,453)	(2,423)
Net income (loss)		4,023	$ (24,342)	$ (164,019)
Less: Net income (loss) attributable to non-controlling interests		13,444
Net income (loss) attributable to Perella Weinberg Partners		$ (9,421)
Net income (loss) per share attributable to Class A common shareholders
Basic (in Dollars per Share)	[1]	$ (0.22)
Diluted (in Dollars per Share)	[1]	$ (0.66)
Weighted-average shares of Class A common stock outstanding
Basic (in Shares)	[1]	42,595,712
Diluted (in Shares)	[1]	92,749,911

[1]	For the year ended December 31, 2021, net income (loss) per share of Class A common stock and weighted-average shares of Class A common stock outstanding is representative of the period from June 24, 2021 through December 31, 2021, the period following the Business Combination, as defined in Note 1—Organization and Nature of Business. For more information, refer to Note 15—Net Income (Loss) Per Share Attributable to Class A Common Shareholders.